Condensed Consolidated Statement of Operations (Unaudited) (USD $)	3 Months Ended
Mar. 31, 2012
Expenses:
General and administrative expenses	$ 35,188
Net loss	$ (35,188)
Weighted average number of common shares outstanding	20,000
Net loss per common share	$ (1.76)